Dear Fellow Shareholders:

The Fund's Board and Officers extend their thoughts and prayers to everyone affected by the tragic events of September 11, 2001. The operation of your Fund has not been interrupted during this period, and we continue the objective of providing a high level of income to our shareholders.

Performance Review: Your Fund had a total return (market price change plus income) of 1.4% for the third quarter of 2001. In comparison, the S&P Utilities Index had a total return of -18.0%, and a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of -12.2%. Year-to-date, total return of your Fund has been 8.1% compared to -28.1% for the S&P Utilities Index and -19.6% for the composite.

During the third quarter of 2001, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.27% common stock dividend yield based on the September 28, 2001 closing price of $10.73 per share. That yield compares favorably with the quarter-end yield of 4.0% on the Dow Jones Utility Index and the 3.4% yield on the S&P Utilities Index.

Post California Regulatory Environment: California energy markets have settled down considerably since the early part of this year, which has given all involved a welcome respite. Initially, when deregulation legislation was passed in California, everyone was expected to benefit; consumers were to purchase lower cost power, distribution companies were to enjoy an annuity-like revenue stream, and generators were to profit from the efficiencies that could be extracted from plant operations that were no longer subjected to regulated rates.

At least two of these three benefits failed to materialize, and California and electricity distribution companies owe electricity generators billions of dollars. Your Fund's management does not believe the problems are the result of deregulation per se, rather the result of a faulty plan. The plan effectively suppressed supply growth at the same time the State's economy, and resulting demand for electricity, was surging. The plan ultimately unraveled due to a drought in the Pacific Northwest, the region which could have supplied California's excess power needs under normal weather conditions.
Conversely, other states have successfully implemented deregulation or are currently running pilot programs as a stepping stone to full deregulation. These include Arizona, Connecticut, Illinois, Maryland, Massachusetts, New Jersey, New York, Ohio, Pennsylvania, Texas, and Virginia. Nonetheless, the effects of California's problems have affected the attitude of other lawmakers across the country, leading some states to delay or suspend the drafting or implementation of deregulation legislation. These include Arkansas, Montana, Nevada, New Mexico, Oklahoma, and Oregon. Still others--such as Colorado, Florida, Indiana, Kansas, Missouri, and North Carolina--have decided not to touch the issue for some time.

In the long run, we believe that the federal government's broad plan for deregulating the U.S. energy sectors ultimately will be advanced, putting pressure on the lagging states to face the issues involved once again. However, in the interim, the urgency for energy policy action which the Bush

Administration possessed earlier this summer, has understandably been supplanted by the September 11 tragedy and aftermath. Ultimately, the experience of California can be a guide to other states in what not to do in designing their own deregulation plans. The Fund has benefited by making minimal investments in California and other venues with significant regulatory uncertainty.

The Enron Effect, Dividend Yield, and Sector Performance: At the beginning of 2001, Enron Corp. (ENE) was the leader of the relatively new merchant energy group. ENE was the elite of a new breed of companies that had broken away from the traditional regulated utility model and evolved into growth-oriented energy companies focused on electric generation for the unregulated wholesale market, commodity trading, and energy arbitrage on a regional, national, and in some cases international basis. The energy merchants typically paid little or no dividend to shareholders.

The merchant strategy paid off handsomely last year during a period of high and volatile energy prices. However, this year, the bubble has burst. Over the last nine months, ENE's stock price has plummeted from over $80.00 to under $9.00. With ENE encircled by the speculation of bankruptcy, its archrival--Dynegy Inc.
(DYN)--has come to the rescue with a merger proposal for less than $11.00 per share. The Fund sold ENE during the summer of 2000 at a nice profit.

ENE's possible demise results from a combination of factors including: the economic slowdown, declining commodity prices, fears of over capacity in electric generation, and a slowdown in the deregulation movement that is a fallout from the California power crises. However, the biggest contributors to ENE's sudden collapse may have been unprofitable off-balance sheet investments coupled with questionable accounting practices.

The impact on the rest of the utility industry has been immediate. Several companies are rethinking their strategies and are shying away from the high growth merchant energy model. For example, Utilicorp United Inc. has reversed course and decided to buy back the 20% of its Aquila Inc. (ILA) merchant energy subsidiary that was taken public just six months ago. Many companies are gravitating back toward a greater focus on the historic utility model as managements realize that being a more traditional, integrated, dividend-paying electric utility with less economically sensitive earnings is not a bad model to follow.

The S&P Utilities Index includes significant weighting in the large energy merchant companies and the Index performance year-to-date has suffered as a result. The Fund does not have large weightings in merchant companies, as many of these companies do not meet Fund objectives for consistent earnings and dividends. That investment posture has benefited the Fund in 2001.

Board of Directors Meeting--At the regular October Board of Directors' meeting, the Board declared the following monthly dividend:

Cents Per Share Record Date Payable Date
--------------- ----------- ------------
   6.5 cents... November 30 December 10

The Board next meets in December, when it will establish the year-end dividend, as well as the January and February dividends.

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan inasmuch as the Fund cannot communicate directly with those shareholders since the Fund does not have their name and address. Thus for those Fund shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. Direct deposit provides automatic and immediate access to your funds on the dividend payment date and eliminates the possibility of mail delays and lost or stolen checks. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com).

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
                                          /s/ Nathan I. Partain

Claire V. Hansen, CFA
                                          Nathan I. Partain, CFA
Chairman
                                          President and Chief
                                          Executive Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                              September 30, 2001

COMMON STOCKS--72.6%

                                                         Market
                                                         Value
Shares    Company                                       (Note 1)
--------- -------                                     ------------

          [_] ELECTRIC--40.2%

1,300,000 Allegheny Energy Inc....................... $ 47,710,000
1,000,000 Allete Inc.................................   25,640,000
  796,000 Dominion Resources.........................   47,242,600
1,600,000 DTE Energy Co..............................   68,880,000
1,300,000 Duke Energy Corp...........................   49,205,000
1,593,400 Endesa S.A.................................   24,442,756
1,005,000 Entergy Corp...............................   35,737,800
1,000,000 Exelon Corp................................   44,600,000
1,299,100 FPL Group Inc..............................   69,566,805
1,000,000 Keyspan Corp...............................   33,240,000
  215,000 National Grid Group PLC ADR................    6,802,600
  770,000 National Grid Group PLC (United Kingdom)...    4,863,426
2,256,600 NiSource Inc...............................   52,601,346
1,318,600 NSTAR......................................   55,249,340
1,120,000 Pinnacle West Capital Corp.................   44,464,000
1,375,000 Progress Energy Inc........................   59,111,250
1,000,000 Public Service Enterprise Group............   42,550,000
  850,000 Scottish & Southern Energy (United Kingdom)    8,051,514
  200,000 Scottish & Southern Energy ADR.............   18,944,460
1,000,000 Scottish Power PLC ADR.....................   23,700,000
3,500,000 Southern Co................................   83,930,000
1,000,000 TECO Energy Inc............................   27,100,000
  420,748 TXU Corp...................................   19,489,047
2,425,000 UtiliCorp United Inc.......................   67,924,250
1,500,000 Vectren Corp...............................   33,585,000
                                                      ------------
                                                       994,631,194

          [_] GAS--7.3%

  926,000 AGL Resources..............................   18,492,220
  704,800 El Paso Energy Corp........................   29,284,440
  800,000 National Fuel Gas Co.......................   18,424,000
  600,000 NICOR Inc..................................   23,250,000
  600,000 Peoples Energy Corp........................   23,856,000
1,000,000 WGL Holdings Inc...........................   26,890,000
1,500,000 Williams Companies Inc.....................   40,950,000
                                                      ------------
                                                       181,146,660

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001


                                                      Market
                                                      Value
Shares    Company                                    (Note 1)
--------- -------                                  ------------

          [_] TELECOMMUNICATION--14.5%

1,000,000 Alltell Corp............................ $ 57,950,000
1,730,000 BellSouth Corp..........................   71,881,500
2,137,230 SBC Communications Inc..................  100,706,278
  700,000 Swisscom AG ADR.........................   19,726,000
  856,250 Telecom Corp. of New Zealand Interim ADR   11,901,875
1,068,400 Telstra Corp. ADR.......................   13,568,680
1,519,000 Verizon Communications..................   82,193,090
                                                   ------------
                                                    357,927,423

          [_] NON-UTILITY--10.6%

  223,450 Apartment Investment & Management Co....   10,113,347
   75,400 Archstone Communities Trust.............    1,967,940
  200,000 Avalon Bay Communities Inc..............    9,550,000
  409,000 Boston Properties Inc...................   15,595,170
  216,900 Camden Property Trust...................    8,046,990
  347,400 CBL & Associates Properties Inc.........    9,466,650
  403,600 Centerpoint Properties Corporation......   19,271,900
  200,000 Chelsea GCA Realty Inc..................    9,090,000
  495,000 Duke-Weeks Realty Corp..................   11,726,550
  766,228 Equity Office Properties Trust..........   24,519,296
  225,000 Equity Residential Properties Trust.....   13,140,000
  215,000 Essex Property Trust Inc................   10,556,500
  278,100 First Industrial Realty Trust...........    8,343,000
  250,000 General Growth Properties, Inc..........    8,692,500
  290,000 Green S.L. Realty Properties Inc........    9,140,800
  200,000 Kimco Realty Corp.......................    9,710,000
  150,000 Mack-Cali Realty Corp...................    4,650,000
   75,000 Pan Pacific Retail Properties Inc.......    1,976,250
  370,600 ProLogis Trust..........................    7,819,660
   50,000 Public Storage Inc......................    1,670,000
  525,100 Reckson Associates Realty Corp..........   12,681,165
  171,545 Reckson Associates Realty Corp. Class B.    4,376,113
  125,000 Simon Property Group....................    3,363,750
  225,000 Smith Charles E. Residential Realty Inc.   11,587,500
   34,500 Storage USA.............................    1,366,200
  349,000 Summit Properties.......................    9,161,250

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001

                                                              Market
                                                              Value
Shares    Company                                            (Note 1)
--------- -------                                         --------------
  465,800 Vornado Realty Trust........................... $   18,492,260
  104,500 Weingarten Realty Investors....................      5,078,700
                                                          --------------
                                                             261,153,491
                                                          --------------
          Total Common Stocks (Cost--$1,665,553,206).....  1,794,858,768
                                                          --------------

PREFERRED STOCKS--8.0%

          [_] NON-UTILITY--1.1%

  500,000 Cox Communications Inc. 7% 8/16/02.............     27,285,000
                                                          --------------
                                                              27,285,000

          [_] UTILITY--6.9%

  450,000 Dominion Resources 9 1/2% 11/16/04.............     26,437,500
  700,000 Duke Capital Financing Trust III 8 3/8% 8/31/29     18,935,000
1,200,000 Duke Energy 8 1/4% 5/18/04.....................     31,560,000
  223,500 EIX Trust II Series B 8.60% 10/29/29...........      3,453,075
  550,000 MediaOne Group 7.00% 11/15/02..................     14,025,000
  500,000 NiSource Industries Inc. 7.75% 2/19/03.........     23,040,000
  209,000 P P & L Capital Trust II 8.10% 7/01/27.........      5,245,900
  789,100 Texas Utilities Co. 9 1/4% 8/16/02.............     20,500,818
  450,900 Utilicorp United Inc. 9 3/4% 11/16/02..........     13,752,450
                                                          --------------
                                                             156,949,743
                                                          --------------
          Total Preferred Stocks (Cost--$185,240,399)....    184,234,743
                                                          --------------

BONDS--21.8%



                                            Ratings
                                   --------------------------
                                    Fitch
                                    IBCA,            Standard   Market
                                    Duff &             and      Value
Par Value     Company               Phelps   Moody's  Poor's   (Note 1)
-----------   -------              --------- ------- -------- -----------

              [_] ELECTRIC--10.3%

$ 5,000,000   AES Ironwood Corp.
              8.857%, due 11/30/25 Not Rated  Baa3     BBB-   $ 5,312,885
 18,050,000   Comed Financing II
              8 1/2%, due 1/15/27. Not Rated  Baa2     BBB     18,319,847

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001



                                                           Ratings
                                                  --------------------------
                                                   Fitch
                                                   IBCA,            Standard   Market
                                                   Duff &             and      Value
Par Value     Company                              Phelps   Moody's  Poor's   (Note 1)
-----------   -------                             --------- ------- -------- -----------
$ 7,500,000   Commonwealth Edison Co.
              9 7/8%, due 6/15/20................ A-         A3       A-     $ 8,599,553
  8,850,000   Commonwealth Edison Co.
              8 5/8%, due 2/01/22................ A-         A3       A-       9,202,141
  5,000,000   Commonwealth Edison Co.
              8 3/8%, due 9/15/22................ A-         A3       A-       5,258,375
 10,000,000   Commonwealth Edison Co.
              8 3/8%, due 2/15/23................ A-         A3       A-      10,473,880
  6,000,000   Dayton Power and Light
              8.15% due 1/15/26.................. AA         A2       BBB+     5,973,684
 24,000,000   Dominion Resources Capital Trust
              7.83%, due 12/01/27................ BBB        Baa2     BBB-    23,538,600
  5,000,000   Gulf States Utilities
              8.94%, due 1/01/22................. BBB        Baa3     BBB-     5,241,990
  1,000,000   Houston Lighting
              8 3/4%, due 3/01/22................ A-         A3       BBB+     1,037,232
 19,800,000   Hydro--Quebec
              9 3/4%, due 1/15/18................ AA-        A1       A+      21,325,570
  5,000,000   Illinois Power Co.
              7 1/2%, due 7/15/25................ A-         Baa1     BBB+     4,815,960
  5,000,000   Louisiana Power & Light Co.
              8 3/4%, due 3/01/26................ BBB+       Baa2     BBB+     5,142,060
  4,000,000   New York State Electric & Gas Corp.
              8 7/8%, due 11/01/21............... A          A3       A        4,193,992
  5,000,000   Progress Energy Inc.
              7 3/4%, due 3/01/31................ Not Rated  Baa1     BBB      5,371,225
  5,000,000   PSEG Power
              8 5/8%, due 4/15/31................ Not Rated  Baa1     BBB      5,673,205
 10,000,000   Public Service Co. of Colorado
              8 3/4%, due 3/01/22................ A          A3       A       10,395,330
 22,750,000   Puget Capital Trust
              8.231%, due 6/01/27................ Not Rated  Baa3     BB+     21,938,872
 13,000,000   Southern Co. Capital Trust
              8.14%, due 2/15/27................. Not Rated  Baa1     BBB+    12,612,327
 27,830,000   Texas Utilities Electric Co.
              9 3/4%, due 5/01/21................ A-         A3       BBB+    29,299,006

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001



                                                       Ratings
                                              --------------------------
                                               Fitch
                                               IBCA,            Standard    Market
                                               Duff &             and       Value
Par Value   Company                            Phelps   Moody's  Poor's    (Note 1)
----------- -------                           --------- ------- -------- ------------
$12,000,000 UtiliCorp United Inc.
            8%, due 3/01/23.................. BBB        Baa3     BBB    $ 11,396,328
 10,000,000 Virginia Electric & Power Co.
            8 5/8%, due 10/01/24............. A+         A2       A        10,666,970
 17,700,000 Virginia Electric & Power Co.
            8 1/4%, due 3/01/25.............. A+         A2       A        18,384,300
                                                                         ------------
                                                                          254,173,332
            [_] GAS--2.7%
  5,125,000 ANR Pipeline Co.
            9 5/8%, due 11/01/21............. Not Rated  Baa1     BBB+      6,049,709
  5,000,000 KN Energy Inc.
            7 1/4%, due 3/01/28.............. BBB        Baa2     BBB       4,843,090
 10,000,000 Northern Border Partners LP
            8 7/8%, due 6/15/10.............. BBB+       Baa1     BBB+     11,355,590
  5,000,000 Southern California Gas Co.
            8 3/4%, due 10/01/21............. AA         A1       AA-       5,224,175
  6,488,000 Southern Union Co.
            7.60%, due 2/01/24............... BBB+       Baa2     BBB+      6,178,204
  8,850,000 Southern Union Co.
            8 1/4%, due 11/15/29............. BBB+       Baa2     BBB+      8,975,962
 10,000,000 TE Products Pipeline Co.
            7.51%, due 1/15/28............... Not Rated  Baa2     BBB       9,302,990
  9,000,000 Trans-Canada Pipeline
            9 1/8%, due 4/20/06.............. Not Rated  A3       BBB      10,256,148
  4,000,000 Transcontinental Gas Pipeline Co.
            8 7/8%, due 9/15/02.............. BBB+       Baa1     BBB+      4,200,988
                                                                         ------------
                                                                           66,386,856

            [_] TELECOMMUNICATION--6.8%
 19,000,000 AT&T Corp.
            8.35%, due 1/15/25............... A-         A2       A        19,678,946
 15,000,000 AT&T Wireless Services Inc.
            8 3/4%, due 3/01/31.............. BBB        Baa2     BBB      16,572,165
 10,000,000 Bell South Capital Funding
            7 7/8% 2/15/30................... AA-        Aa3      A+       11,015,190

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001



                                                       Ratings
                                              --------------------------
                                               Fitch
                                               IBCA,            Standard    Market
                                               Duff &             and       Value
Par Value   Company                            Phelps   Moody's  Poor's    (Note 1)
----------- -------                           --------- ------- -------- ------------
$25,000,000 British Telecom PLC
            8 5/8%, due 12/15/30............. A          Baa1     A-     $ 28,182,250
 11,350,000 France Telecom
            8 1/2%, due 3/01/31.............. BBB+       Baa1     BBB+     12,183,998
 12,000,000 GTE California Inc.
            8.07%, due 4/15/24............... AA         AA3      A+       12,228,480
 17,625,000 GTE Corp.
            7.90%, due 2/01/27............... A+         A2       A+       17,758,122
 13,750,000 New England Telephone & Telegraph
            9%, due 8/01/31.................. AA         Aa2      A+       14,690,184
  9,000,000 New York Telephone Co.
            7 5/8%, due 2/01/23.............. AA         A1       A+        9,172,890
  9,000,000 Tele-Commun Inc.
            9.80%, due 2/01/12............... A-         A3       A        10,927,755
  5,000,000 US West Communications
            8 7/8%, due 6/01/31.............. A          A2       BBB+      5,298,950
  5,000,000 Vodafone Group PLC
            7 7/8% 2/15/30................... NA         A2       A         5,414,470
  5,000,000 Worldcom Inc
            8 1/4% 5/15/13................... A-         A3       BBB+      4,909,750
                                                                         ------------
                                                                          168,033,150

            [_] NON-UTILITY--2.0%
$17,500,000 Contl Cablevision
            9 1/2%, due 8/01/13.............. Not Rated  A3       A-       19,781,545
  8,000,000 Dayton Hudson Corp.
            9 7/8%, due 7/01/20.............. A          A2       A        10,343,040
 19,940,000 EOP Operating LP
            7 1/2%, due 4/19/29.............. BBB+       Baa1     BBB+     19,130,715
                                                                         ------------
                                                                           49,225,300
                                                                         ------------
            Total Bonds (Cost--$537,583,571)............................  537,848,638
                                                                         ------------

    The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2001

                                                                                                Market
                                                                                                Value
                                                                                               (Note 1)
                                                                                            --------------

U.S. TREASURY OBLIGATIONS--0.6%
$10,000,000           U.S. Treasury Notes
                      10 3/4%, due 5/15/03................................................. $   11,271,490
  2,000,000           U.S. Treasury Bonds
                      10 3/4%, due 8/15/05.................................................      2,504,688
                                                                                            --------------
                      Total U.S. Treasury Obligations (Cost--$13,566,250)..................     13,776,178
                                                                                            --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--2.9%
 65,000,000           Federal Home Loan Mortgage Corp.
                      9 3/4%, due 2/14/03..................................................     70,851,755
                                                                                            --------------
                      Total U.S. Government Agency Obligations (Cost--$70,759,000).........     70,851,755
                                                                                            --------------

COMMERCIAL PAPER--2.4%
 60,000,000           General Electric Capital Corp.
                      3.00%, due 10/01/01..................................................     60,000,000
                                                                                            --------------
                      Total Commercial Paper (Amortized cost--$60,000,000).................     60,000,000
                                                                                            --------------

CASH AND OTHER ASSETS LESS LIABILITIES-- (7.7%)............................................   (189,672,598)
                                                                                            --------------

NET ASSETS
  (equivalent to $9.26 per share of common stock based on 212,892,771 shares of common stock outstanding, authorized 250,000,000 shares, $0.001 par value per share and 5,000 shares remarketed preferred stock outstanding, authorized 100,000,000 shares, liquidation preference $100,000 per share, par value $0.001 per share).............................  $2,471,897,484
                                                                                            ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

--------
(1)The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

NATHAN I. PARTAIN, CFA
President and Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

Duff & Phelps
Utilities Income Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                  Duff & Phelps
                                                          Utilities Income Inc.

                                                                        Third
                                                                        Quarter
                                                                        Report


                                                                      September
                                                                       30, 2001
[Artwork - 2nd Quarter]